Related Party Transactions - Schedule of Related Party Transaction Due From Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 16,363	$ 16,736
Luna Pool Agency Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	12,334	8,450
Unigas Pool [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	4,009	8,049
Dan Unity [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	20	109
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 0	$ 128